Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current Assets
Cash and cash equivalents	$ 1,259,242	$ 137,451
Other receivables	837,930	97,182
Prepaid expenses	1,645,180
Total Current Assets	3,742,352	234,633
Non-Current Assets
Restricted cash and other deposits	15,020,679	21,170
Property and plant and equipment, net	853	7,555
Deferred exploration and evaluation expenditure	35,213,542	34,724,374
Investment in joint venture	5,000,000
Investment in associate	343,239
Right of use asset	30,871
Total Non-Current Assets	55,609,184	34,753,099
TOTAL ASSETS	59,351,536	34,987,732
Current Liabilities
Trade and other payables	13,226,525	3,267,148
Provisions	24,200	7,458
Lease liability	9,842
Funding from related party	4,268,857	34,603
Warrants liability	37,864,064
Total Current Liabilities	55,393,488	3,309,209
Non-Current Liabilities
Offtake prepayment	15,000,000
Lease liability	23,796
Total Non-Current Liabilities	15,023,796
TOTAL LIABILITIES	70,417,284	3,309,209
NET ASSETS	(11,065,748)	31,678,523
EQUITY
Share capital	51,508,320	39,414
Unissued Capital	45,734,183	44,470,123
Reserves	40,377,182	(3,591,785)
Accumulated deficit	(148,685,433)	(9,239,229)
TOTAL EQUITY	$ (11,065,748)	$ 31,678,523